General information	12 Months Ended
Dec. 31, 2023
General information
General information

1.General information

These consolidated financial statements are the financial statements of IHS Holding Limited (‘the Company’) and its subsidiaries (together hereafter referred to as ‘the Group’ or ‘IHS’). IHS Holding Limited is incorporated in the Cayman Islands under the Companies Act (as amended) as an exempted company with limited liability. The Company is domiciled in the Cayman Islands and the address of its registered office is 190 Elgin Avenue, George Town, Grand Cayman KY1-9008, Cayman Islands.

IHS is principally involved in providing infrastructure for the telecommunications industry. The consolidated financial statements are presented in US Dollars ($) and all values are rounded to the nearest thousands, except where otherwise indicated.

These consolidated financial statements have been authorized for issue on March 11, 2024 by the Board of Directors.